Related-party Information (Schedule of Transactions with Associates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Finance income, net	$ 17,679	$ 28,592	$ 2,904
Associates [Member]
Disclosure of transactions between related parties [line items]
Finance income, net		8,494
Other income, net	$ 66	$ 140	$ 198